Share-based Awards	9 Months Ended
Sep. 30, 2015
Share-based Awards
6. Share-based Awards

Share Options

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive director retained by the Company or any Subsidiary for the purchase of ordinary shares.
Each option granted under the 2008 Employee Plan or the 2008 Consultants Plan (together the “2008 Option Plans”) will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.
An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan, as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 400,000 shares applies. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares. There is no individual limit under the 2008 Consultants Plan. No options may be granted under the 2008 Option Plans after July 21, 2018.
On January 17, 2003 the Company adopted the Share Option Plan 2003 (the “2003 Share Option Plan”) pursuant to which the Compensation and Organization Committee of the Board could grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares. An aggregate of 6.0 million ordinary shares were reserved under the 2003 Share Option Plan; and, in no event could the number of ordinary shares issued pursuant to options awarded under this plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determined otherwise. Further, the maximum number of ordinary shares with respect to which options could be granted under the 2003 Share Option Plan during any calendar year to any employee was 400,000 ordinary shares. The 2003 Share Option Plan expired on January 17, 2013. No new options may be granted under this plan.
Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant. Share options typically vest over a period of five years from date of grant and expire eight years from date of grant. The maximum contractual term of options outstanding at September 30, 2015 is eight years.

The following table summarizes option activity for the nine months ended September 30, 2015:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2014	2,227,700	$28.00	$10.40

Granted	259,059	$68.25	$19.75
Exercised	(686,467)	$26.58	$10.18
Forfeited	(64,842)	$24.59	$9.48

Outstanding at September 30, 2015	1,735,450	$34.64	$11.91	4.85

Exercisable at September 30, 2015	695,902	$25.19	$9.71	3.51

The Company has outstanding options with fair values ranging from $5.88 to $19.78 per option or a weighted average fair value of $11.91 per option. The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at September 30, 2015, was 695,902. Fully vested share options at September 30, 2015, have an average remaining contractual term of 3.51 years, an average exercise price of $25.19 and a total intrinsic value of $31.9 million. The total intrinsic value of options exercised during the nine months ended September 30, 2015 was $30.5 million (September 30, 2014: $18.2 million).

The following table summarizes the movement in non-vested share options for the nine months ended September 30, 2015:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2014	1,203,150	$30.54	$10.98

Granted	259,059	$68.25	$19.75
Vested	(379,992)	$28.25	$10.49
Forfeited	(42,669)	$25.19	$10.20

Non vested outstanding at September 30, 2015	1,039,548	$40.97	$13.38

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the nine months ended September 30, 2015 and September 30, 2014 was calculated using the Black-Scholes option pricing model. The weighted average fair values and assumptions used were as follows:

	Nine Months Ended
	September 30,	September 30,
	2015	2014

Weighted average fair value	$19.75	$15.51
Assumptions:
Expected volatility	30%	31%
Dividend yield	0%	0%
Risk-free interest rate	1.58%	1.66%
Expected life	5 years	5 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units and Performance Share Units
On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan. An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan.

On April 23, 2013 the Company adopted the 2013 Employees Restricted Share Unit Plan (the “2013 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company, or a Subsidiary to receive Restricted Share Units (“RSUs”) and/or Performance Share Units (“PSUs”) under the plan. An aggregate of 1.6 million ordinary shares have been reserved for issuance under the 2013 RSU Plan. The shares are awarded at zero cost and vest over a service period. Awards under the 2013 RSU Plan may be settled in cash or shares at the option of the Company.

The Company has awarded RSUs and PSUs to certain key individuals of the Group. The following table summarizes RSU and PSU activity for the nine months ended September 30, 2015:

	PSU Outstanding Number of Shares	PSU Weighted Average Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life

Outstanding at December 31, 2014	669,171	$39.78	1.77	1,038,996	$35.19	1.67

Granted	283,394	$68.06		383,169	$66.94
Shares vested	-	-		(227,805)	$25.32
Forfeited	(16,147)	$42.73		(61,555)	$41.85

Outstanding at September 30, 2015	936,418	$48.34	1.72	1,132,805	$47.55	1.67

PSUs were awarded to certain key executives of the Company during the period ended September 30, 2015. PSUs vest based upon both a service basis and performance basis. The performance element is contingent upon cumulative EPS performance of the Company over a three year period (i.e. for the three year financial period ending December 31, 2018). PSUs with similar EPS performance targets were awarded during the years ended December 31, 2013 and December 31, 2014. 467,991 of the 936,418 PSUs outstanding at September 30, 2015 vest upon the achievement of EPS performance targets.

Non-cash stock compensation expense

Non-cash stock compensation expense for the three and nine months ended September 30, 2015 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014
	(In thousands)		(In thousands)
Direct costs	$4,976	$3,661	$12,942	$9,034
Selling, general and administrative	4,055	2,984	11,101	7,362

Total compensation costs	$9,031	$6,645	$24,043	$16,396

Total non-cash stock compensation expense not yet recognized at September 30, 2015 amounted to $57.7 million. The weighted average period over which this is expected to be recognized is 2.5 years. Total tax benefit recognized in additional paid in capital related to the non-cash compensation expense amounted to $3.0 million for the nine months ended September 30, 2015 (September 30, 2014: $1.8 million).